Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	MR2 Group, Inc.
Entity Central Index Key	0001730443
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No:2
Entity Filer Category	Smaller Reporting Company